Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Taxes
Schedule of Net Income (Loss) Before Income Taxes

The Group had minimal operations in jurisdictions other than the PRC. Net (loss) income before income taxes consists of:

	2020		2019	2018
	RMB	US$	RMB	RMB
Cayman Islands	—	—	(3)	(949)
British Virgin Islands	(5)	(1)	(3)	(7)
PRC	13,500	2,070	13,694	(17,598)
	13,495	2,069	13,688	(18,554)

Schedule of Income Tax Benefit (Expense)

Income tax benefit (expense) consists of:

	Current	Deferred	Total
PRC Income tax	RMB	RMB	RMB
Year ended December 31, 2018	(2)	(3,616)	(3,618)

Year ended December 31, 2019	—	(2,325)	(2,325)

Year ended December 31, 2020	—	6,115	6,115
Year ended December 31, 2020 (US$)	—	937	937

Schedule of Reconciliation of Income Tax Benefit Rate

Income tax expenses reported in the consolidated statements of income differs from the income tax expense amount computed by applying the PRC income tax rate of  15% (the statutory tax rate of the Company’s principal subsidiary) for the year ended December 31, 2020, 2019 and 2018 for the following reasons:

	2020		2019	2018
	RMB	US$	RMB	RMB
Income (loss) before income taxes	13,495	2,069	13,688	(18,554)

Computed “expected” tax expense	(3,375)	(517)	(3,424)	(218)
Non-taxable income	2,025	310	2,055	131
Tax holiday	1,350	207	1,369	87
Tax effect of deferred tax and tax rates differential	6,115	937	(2,325)	(3,618)

Actual income tax benefit (expense)	6,115	937	(2,325)	(3,618)

Schedule of Deferred Tax Assets (Liabilities)

Tax effects of temporary differences that give rise to significant portions of the deferred tax assets (liabilities) as of December 31, 2020 and 2019 are presented below.

	December 31, 2020		December 31, 2019
Current	RMB	US$	RMB
Accounts receivable	73	11	125
Other receivables	—	—	—
Inventory impairment	1,181	181	1,141
Allowance for impairment	5,693	873	—
	6,947	1,065	1,266
Non-current
Property, plant and equipment, principally due to differences in depreciation	352	54	493
Construction in progress, principally due to capitalized interest	(1,555)	(238)	(1,980)
Lease prepayments, principally due to differences in charges	(299)	(46)	(310)
Allowance for advanced to supplier-long term	155	24	16
Net loss carryforward	—	—	—
	(1,347)	(206)	(1,781)
Net deferred income tax assets	5,600	859	(515)